Derivative instruments and risk management - Location and Amount of Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	$ (35,733)	$ 43,833	$ (11,849)
Total net gains (losses) recognized in comprehensive income	$ (1,909)	$ 1,235	$ (35)
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Foreign exchange revenue	Foreign exchange revenue	Foreign exchange revenue
Spot and forward foreign exchange
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	$ 105	$ (24)	$ (47)
Currency swaps | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	(40,517)	53,714	(14,639)
Currency swaps | Designated as Hedging Instrument | Fair value hedges
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in net income	4,679	(9,857)	2,837
Currency swaps | Designated as Hedging Instrument | Net investment hedges
Derivative Instruments, Gain (Loss) [Line Items]
Total net gains (losses) recognized in comprehensive income	$ (1,909)	$ 1,235	$ (35)